Employee Benefit Plans and Postretirement Benefits (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Contribution to defined benefit pension plan	$ 70
Employee Benefit Plans and Postretirement Benefits (Additional Textual) [Abstract]
Tax excess over threshold	40.00%
Additional costs on postretirement health insurance plans	20	20
Total accumulated benefit obligation	3,091	2,828
Total projected benefit obligations	493	418
Expense related to benefits for inactive employees	80	87	97
Benefit payments	70	63
Cash requirement for other postretirement employee benefit costs	77
Defined contribution plans expenses	42	39	33
Pension Benefits [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Net actuarial loss on pension benefits	242	90
Gross benefits paid	(188)	(190)
Contribution to defined benefit pension plan trust	2	2
Employer contributions	133
Employer contributions	128	126
Other Postretirement Benefits [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Net actuarial loss on pension benefits	39	23
Gross benefits paid	(80)	(79)
Contribution to defined benefit pension plan trust	6	6
Employer contributions	80
Employer contributions	70	63
U.S. Plans [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Total other postretirement benefit obligations	95.00%
Employer contributions	70	70
Non-US [Member]
Employee Benefit Plans and Postretirement Benefits (Textual) [Abstract]
Total other postretirement benefit obligations	5.00%
Employer contributions	62
Employer contributions	$ 58	$ 55